Stockholders' Deficit - Common Stock (Details)	Jun. 30, 2023 Vote $ / shares shares	May 22, 2023 shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Stockholders' Deficit
Common stock authorized (in shares)	60,000,000		60,000,000	20,000,000
Common stock, par value per share | $ / shares	$ 0.001		$ 0.001	$ 0.001
Common stock issued (in shares)	32,606,548		32,575,043	14,382,093
Common stock outstanding (in shares)	32,606,548		32,575,043	14,382,093
Graf Acquisition Corp. IV [Member]
Stockholders' Deficit
Common stock authorized (in shares)	400,000,000		400,000,000	400,000,000
Common stock, par value per share | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1		1
Redemption of exercised shares	6,083,500	11,078,000
Common stock subject to possible redemption | Graf Acquisition Corp. IV [Member]
Stockholders' Deficit
Redemption of exercised shares	6,083,500		17,161,500	17,161,500
Common stock not subject to possible redemption | Graf Acquisition Corp. IV [Member]
Stockholders' Deficit
Common stock authorized (in shares)	400,000,000		400,000,000
Common stock, par value per share | $ / shares	$ 0.0001		$ 0.0001
Common stock issued (in shares)	4,290,375		4,290,375	4,290,375
Common stock outstanding (in shares)	4,290,375		4,290,375	4,290,375